Income Taxes - Income tax reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes Reconciliation
Income tax provision	$ 88,327	$ 64,703	$ 152,466	$ 1,319,280
Angel Studios, Inc. CIK: 0001671941
Provision for Income Taxes Reconciliation
Federal income tax at statutory rates			(18,150,928)	1,326,085	$ (3,016,213)
State income tax at statutory rates			(2,975,942)	(228,939)	(422,908)
DTA adjustment			(235,346)	(115,470)
Change in valuation allowance			25,861,296	(2,348,227)	2,348,227
Federal tax credits			(789,620)	(1,216,878)
Other			(174,858)	(114,006)	325,709
Income tax provision		$ (4,403,068)	$ 3,534,602	$ (2,697,435)	$ (765,185)